Stockholders' Equity - Summary Of Warrants Transactions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2022
Pre Funded Warrants [Member]
Disclosure of Warrants Transactions [Line Items]
Number of restricted stock units outstanding, Issued	3,880,000
Weighted-average grant date fair value, Issued	$ 0.0001
Number of restricted stock units outstanding, Exercised	3,880,000
Weighted-average grant date fair value, Exercised	$ 0.0001
Number of restricted stock units outstanding, Unvested ending balance	0
Weighted-average grant date fair value, Unvested ending balance	$ 0
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0	$ 0.0001
Common Stock Warrants [Member]
Disclosure of Warrants Transactions [Line Items]
Number of restricted stock units outstanding, Issued	7,760,000
Weighted-average grant date fair value, Issued	$ 1.41
Number of restricted stock units outstanding, Unvested ending balance	7,760,000
Weighted-average grant date fair value, Unvested ending balance	$ 1.41
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	7,760,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.41	$ 1.41